Property, plant and equipment - Summary (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment.	€ 27,675	€ 27,949	[1],[2]
Thereof pledged assets of Property, Plant and Equipment	6,691	7,046
Self constructed 3D printers	2,531	4,638
Finance lease obligations	0	116
Land, buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment.	17,085	17,415
Plant and machinery
Property, plant and equipment
Property, plant and equipment.	9,047	8,263
Other facilities, factory and office equipment
Property, plant and equipment
Property, plant and equipment.	1,378	1,479
Other facilities, factory and office equipment including leased products
Property, plant and equipment
Property, plant and equipment.	1,502	1,625
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment.	16	8
Plant and machinery (includes assets under finance lease)
Property, plant and equipment
Property, plant and equipment.	9,072	8,901
Leased assets
Property, plant and equipment
Property, plant and equipment.	357	881
Printers
Property, plant and equipment
Property, plant and equipment.		613
Printers leased to customers under operating lease
Property, plant and equipment
Property, plant and equipment.	208	97
Other factory equipment
Property, plant and equipment
Property, plant and equipment.	€ 149	€ 171

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.